Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies
Foreign exchange losses	$ 0.9	$ 0.1	$ 0.5
Unbilled receivable	1.1	1.0
Allowance for doubtful accounts		0
Inventory, net of reserves for excess and obsolete inventory	2.5	2.0
Interest capitalized	8.2	3.9	8.8
Impairment charge	5.0
Deferred drydocking	2.2	1.5
Deferred fees	9.6	7.5
Deferred costs	$ 2.8	$ 1.7